Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Balance, beginning of year	$ 2,181
Issued on exercise of equity compensation plans	7	$ 8
Balance, end of year	2,185	2,181
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year	2,181	8,997
Issued on exercise of equity compensation plans	4	4
Elimination of deficit		(6,820)
Balance, end of year	$ 2,185	$ 2,181
Balance, beginning of year	504,340,988	502,763,763
Issued on exercise of equity compensation plans	2,975,043	1,577,225
Balance, end of year	507,316,031	504,340,988